Investments - Disclosure of interests in equity accounted investees (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Reconciliation of changes in associates [Abstract]
Carrying amount of interest at the beginning of the period	$ 21,522
Group's share of profit (loss) for the period	21,495	$ 1,571
Carrying amount of interest at the end of the period	64,392		$ 21,522
Total for all associates
Reconciliation of changes in associates [Abstract]
Carrying amount of interest at the beginning of the period	7,095	$ 0	0
Business Combinations	0		6,322
Acquisitions	12,623		0
Group's share of profit (loss) for the period	16,354		773
Carrying amount of interest at the end of the period	$ 36,072		7,095
TFG Marine Pte Ltd.
Reconciliation of changes in associates [Abstract]
Proportion of interest acquired in associates	0.05
Total for all joint ventures
Reconciliation of changes in associates [Abstract]
Carrying amount of interest at the beginning of the period	$ 14,427
Carrying amount of interest at the end of the period	$ 28,320		$ 14,427